Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials and parts	$ 808	$ 1,667
Finished goods	685	689
Total	$ 1,493	$ 2,356